Fees Summary	Apr. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,533,150
Previously Paid Amount	0.00
Total Fee Amount	1,454.63
Total Offset Amount	0.00
Net Fee	1,454.63
Narrative - Max Aggregate Offering Price	$ 10,533,150
Final Prospectus	true